Consolidated Statements Of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 194,532	$ 179,633	$ 180,226
Other comprehensive income (loss):
Foreign currency translation adjustment	(33,710)	(18,464)	(13,049)
Change in unrealized gain on derivatives	26,766	13,837	9,620
Comprehensive income attributable to EPR Properties	187,588	175,006	176,797
Comprehensive income attributable to EPR Properties	$ 187,588	$ 175,006	$ 176,797